Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions
Schedule of Future Aggregate Maturities of Notes Payable - Related Parties
Amount
2025	$-
2026	500,000
Total	$500,000

Schedule of Future Aggregate Maturities of Notes Payable - Related Parties
Amount
2025 (remaining)	$-
2026	500,000
Total	$500,000